Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade	$ 412,662	$ 429,582
Value-added and other tax receivables	37,823	36,584
Egypt gas contract recoveries	6,227	24,466
Other	57,856	46,004
Trade and other receivables	$ 514,568	$ 536,636